Schedule of Investments (unaudited) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 119.5%

New York — 116.0%

Corporate — 0.5%
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	$355	$483,208

County/City/Special District/School District — 23.3%
City of New York, GO, Refunding, Series E, 5.00%, 08/01/30	1,000	1,114,860
City of New York, GO:
Series A-1, 5.00%, 08/01/35	200	211,910
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	440	497,433
Sub-Series F-1, 5.00%, 04/01/43	930	1,132,349
City of New York Convention Center Development Corp., RB, CAB(a):
Senior Lien, Hotel Unit Fre Secured, Series A, 0.00%, 11/15/47	3,000	1,306,620
Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55	1,000	325,840
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,335	1,572,229
5.00%, 11/15/45	1,250	1,479,537
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(a)	1,000	565,600
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,522
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	775	946,074
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	570	628,887
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	555	666,932
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	845	1,009,750
Series A-2, 5.00%, 08/01/38	930	1,126,695
Sub-Series B-1, 5.00%, 11/01/35	425	487,127
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	475	580,574
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	603,440
County of Nassau New York, Refunding, GOL, Series C, 5.00%, 10/01/29	500	616,485

Security	Par (000)	Value

County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	$615	$649,778
5.75%, 02/15/47(c)	385	402,687
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	595	712,608
5.00%, 02/15/42	465	556,968
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	856,883
Green Bond, SubSeries B-1, 5.00%, 11/15/51	480	571,459
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
4, 5.00%, 11/15/31	1,000	1,065,750
4, 5.00%, 11/15/44	1,250	1,326,187
7 Class 1, 4.00%, 09/15/35	1,100	1,151,766
5.75%, 11/15/51	545	589,259

		22,906,209

Education — 31.8%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,247
Ethical Culture Fieldston School Project, 5.00%, 06/01/33	300	344,928
5.00%, 06/01/35	350	401,107
Manhattan College Project, 5.00%, 08/01/47	135	157,148
Packer Collegiate Institute Project, 5.00%, 06/01/40	690	795,777
The Chapin School Ltd. Project, 5.00%, 11/01/47	515	771,748
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	199,316
4.00%, 12/01/34	130	139,744
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	504,205

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
American Museum of Natural History, 5.00%, 07/01/41	$500	$570,535
Wildlife Conservation Society, 5.00%, 08/01/42	410	453,362
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
4.00%, 09/01/40(d)	335	369,428
Series A, 5.13%, 09/01/40	1,645	1,691,702
Series B, 4.00%, 08/01/35	230	249,334
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	200	211,196
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	565	683,509
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	115	140,935
5.00%, 07/01/48	175	212,823
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	195	235,841
4.00%, 07/01/46	375	413,760
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 07/01/23(b)	1,500	1,682,670
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	500	531,100
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	400	455,720
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	180	190,996
5.00%, 07/01/42	115	121,180

Security	Par (000)	Value

Education (continued)
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 07/01/32	$500	$545,605
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	250	261,977
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	1,000	1,021,270
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 07/01/39	1,000	1,135,270
5.00%, 07/01/44	500	566,230
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	316,044
Fordham University, Series A, 5.00%, 07/01/21(b)	500	531,180
New School (AGM), 5.50%, 07/01/20(b)	350	359,051
New York University, Series B, 5.00%, 07/01/37	500	545,895
Rochester Institute of Technology, 5.00%, 07/01/40	550	561,803
State University Dormitory Facilities, Series A, 5.00%, 07/01/20(b)	600	612,420
5.00%, 07/01/21(b)	1,000	1,054,650
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	415	505,495
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/43	2,960	3,449,821
Cornell University, Series A, 5.00%, 07/01/40	250	255,142
Fordham University, 5.00%, 07/01/44	640	727,635
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,587,428
New York University, Series A, 5.00%, 07/01/37	745	813,384
Pratt Institute, Series A, 5.00%, 07/01/44	500	567,160

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(b)	$450	$488,983
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	1,500	1,714,500
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	600	685,800
State University of New York Dormitory Facilities, Series A, 5.00%, 07/01/38	255	309,022
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	352,014
Adelphi University Project, 5.00%, 10/01/35	310	351,298
Hofstra University Project, 5.00%, 07/01/47	100	119,492

		31,250,880

Health — 12.2%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	500	581,640
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 10/01/20(b)	500	518,415
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	550	593,846
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	215,280
5.00%, 12/01/46	320	370,570
Series A, 5.00%, 12/01/37	850	929,203
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	725	756,929

Security	Par (000)	Value

Health (continued)
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	$700	$678,853
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	170,598
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	949,156
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(b)	250	257,155
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	525,530
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	230	253,683
Catholic Health Syatem Obligation, 4.00%, 07/01/39	300	330,300
North Shore-Long Island Jewish Obligated Group, Series A,
5.00%, 05/01/21(b)	1500	1,583,506
5.25%, 05/01/21(b)	1,840	1,948,854
5.00%, 05/01/43	1,140	1,297,297

		11,960,815

Housing — 5.5%
City of New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program,
5.25%, 07/01/30	750	843,420
5.25%, 07/01/32	915	1,021,964
5.00%, 07/01/33	400	447,588

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	$500	$528,965
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	565	582,249
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	445	526,195
State of New York HFA, RB, M/F, Affordable Housing:
Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	117,077
Series E (SONYMA), 4.15%, 11/01/47	330	351,203
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	880	955,988

		5,374,649

State — 11.1%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,160	1,313,712
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	560	673,282
Bid Group 3, Series A, 5.00%, 03/15/39	760	930,977
Bid Group 3, Series A, 5.00%, 03/15/43	265	321,389
General Purpose, Series B, 5.00%, 03/15/37	1,000	1,078,530
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	90	107,896
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	670	742,715
Series A, 5.00%, 02/15/42	500	592,710
Series B, 5.00%, 03/15/42	1,400	1,506,190
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	570	698,535
Series A, 5.25%, 03/15/39	1,000	1,251,220
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	500	559,130

Security	Par (000)	Value

State (continued)
5.00%, 03/15/32	$1,000	$1,114,580

		10,890,866

Tobacco — 2.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	500	512,185
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	300	318,330
5.00%, 06/01/51	270	289,532
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	290	310,625
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	1,022,203
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	280	291,396

		2,744,271

Transportation — 15.2%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	265	308,974
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(b)	575	619,149
Series A-1, 5.25%, 11/15/23(b)	270	313,991
Series D, 5.25%, 11/15/21(b)	440	475,900
Series E, 5.00%, 11/15/38	650	725,966
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	570,875
Series C-1, 5.00%, 11/15/36	1,020	1,204,487
Series D, 5.25%, 11/15/21(b)	1,560	1,687,280
Series D, 5.25%, 11/15/23(b)	750	872,197
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,345	1,495,559
Port Authority of New York & New Jersey, Refunding ARB, 179th Series, 5.00%, 12/01/38	245	276,656

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	$365	$426,951
5.25%, 01/01/56	210	245,097
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	250	271,188
General, Series I, 5.00%, 01/01/22(b)	1,325	1,433,146
General, Series I, 5.00%, 01/01/22(b)	425	459,604
General, Series K, 5.00%, 01/01/32	750	874,620
Series L, 5.00%, 01/01/33	90	110,344
Series L, 5.00%, 01/01/34	140	171,149
Series L, 5.00%, 01/01/35	170	207,245
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	330,165
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(a)	635	467,557
General, Series A, 5.25%, 11/15/45	370	436,478
Sub-Series A, 5.00%, 11/15/29	810	912,595

		14,897,173

Utilities — 13.6%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,073,700
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,173,620
City of New York Water & Sewer System, Refunding RB:
Series EE, 5.00%, 06/15/40	700	853,279
Subordinate, Series FF-2, 4.00%, 06/15/41	905	1,028,487
Water & Sewer System, 2nd General Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/38	1,000	1,233,170
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	250	289,125
Long Island Power Authority, RB:
5.00%, 09/01/38	625	764,625
General, 5.00%, 09/01/47	950	1,128,087

Security	Par (000)	Value

Utilities (continued)
General, Electric Systems, 5.00%, 09/01/42	$290	$347,069
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	527,920
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,299,010
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	140	163,082
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	635	739,337
Subordinated SRF Bonds, 5.00%, 06/15/48	460	561,011
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,068,850
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	1,000	1,133,410

		13,383,782

Total Municipal Bonds in New York		113,891,853

Puerto Rico — 3.5%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(a)	101	26,775
Series A-1, 4.75%, 07/01/53	512	528,666
Series A-1, 5.00%, 07/01/58	668	702,155
Series A-2, 4.33%, 07/01/40	1,760	1,780,328
Series A-2, 4.78%, 07/01/58	160	164,992
Series B-1, 4.75%, 07/01/53	130	134,195
Series B-2, 4.78%, 07/01/58	126	129,709

Total Municipal Bonds in Puerto Rico		3,466,820

Total Municipal Bonds — 119.5% (Cost — $108,352,112)		117,358,673

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 44.5%

County/City/Special District/School District — 10.3%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	$1,790	$1,950,312
City of New York, GO:
Sub-Series G-1, 5.00%, 04/01/29	1,000	1,086,360
Sub-Series I-1, 5.00%, 03/01/36	250	285,253
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,642,706
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(c)	1,114	1,172,849
5.75%, 02/15/47	686	721,501
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,085	2,233,431

		10,092,412

Education — 2.2%
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(b)	1,999	2,113,772

Housing — 1.5%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,400	1,512,126

State — 6.1%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,156,825
4.00%, 10/15/32	1,500	1,672,995
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	1,000	1,250,600
General Purpose, Series C, 5.00%, 03/15/41	750	782,587

Security	Par (000)	Value

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	$1,003	$1,118,639

		5,981,646

Transportation — 14.0%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,767,470
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,312,585
Series 194th, 5.25%, 10/15/55	735	872,702
State of New York Thruway Authority, Refunding RB:
Series B, 4.00%, 01/01/53(c)	2,477	2,745,425
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	800	852,096
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/46	1,000	1,184,790
MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	1,665	2,025,872

		13,760,940

Utilities — 10.4%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	2,249	2,377,997
Fiscal 2012, Series BB, 5.00%, 06/15/44	2,010	2,145,149
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,215,013
Restructuring, Series A, 5.00%, 12/15/35	1,000	1,207,420

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Restructuring, Series B, 4.00%, 12/15/35	$280	$316,915

		10,262,494

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.5% (Cost — $41,308,514)		43,723,390

Total Long-Term Investments — 164.0% (Cost — $149,660,626)		161,082,063

Security	Shares	Value

Short-Term Securities — 0.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.91%(f)(g)	18,016	$18,016

Total Short-Term Securities — 0.0% (Cost — $18,016)		18,016

Total Investments — 164.0% (Cost — $149,678,642)		161,100,079

Other Assets Less Liabilities — 1.3%		1,247,522

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.2)%		(23,760,353)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (41.1)%		(40,363,686)

Net Assets Applicable to Common Shares — 100.0%		$98,223,562

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to July 01, 2027, is $2,654,103.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 8/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	—	18,016	18,016	$18,016	$193	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	13	03/20/20	$1,682	$1,910
U.S. Treasury Long Bond	27	03/20/20	4,292	9,524
5-Year U.S. Treasury Note	15	03/31/20	1,785	1,135

				$12,569

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Quality Trust (BSE)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$161,082,063	$—	$161,082,063
Short-Term Securities	18,016	—	—	18,016

	$18,016	$161,082,063	$—	$161,100,079

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$12,569	$—	$—	$12,569

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(23,702,391)	$—	$(23,702,391)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

	$—	$(64,202,391)	$—	$(64,202,391)

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